Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories, net consist of the following (in thousands):

	MARCH 31, 2014	DECEMBER 31, 2013
Raw materials	$5,913	$5,355
Work in progress	2,640	2,917
Finished goods	4,284	3,394

	$12,837	$11,666

Inventories, net consist of the following (in thousands):

	DECEMBER 31
	2013	2012
Raw materials	$5,355	$3,204
Work in progress	2,917	607
Finished goods	3,394	1,061

	$11,666	$4,872